Schedule of Percentage of Consolidated Revenues Derived From Large Customers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Customerr A [Member]
Revenue, Major Customer [Line Items]
Revenue	15.00%	2.00%	35.00%		15.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenue	13.00%	41.00%	10.00%		10.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenue	10.00%	21.00%		[1]	10.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenue				[1]	14.00%

[1]	Revenue from customer was less than 10% for the years ended December 31, 2022 and 2021.